Cash Flow Information	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information
29.
Cash flow information
(a)
Cash generated from operations

	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Profit before income tax	6,045	8,712	13,277
Adjustments for:
Depreciation and amortization	1,004	978	1,375
Impairment of long-term investments	23	64	82
Loss allowance for expected credit losses (Note 20)	17	17	6
Non-cash employee benefits expense – share based payments (Note 8)	649	596	669
Fair value gains on investments (Note 7)	-	(12)	(49)
Net (gains)/losses in relation to equity investments (Note 7)	(12)	50	(2,381)
Dividend income (Note 7)	(15)	(17)	(173)
(Gains)/losses of step-up acquisition arising from business combination (Note 7)	(4)	(29)	6
Share of profit of associates and joint ventures (Note 17)	(127)	(96)	(42)
Interest income	(1,052)	(1,196)	(1,054)
Interest expenses	124	124	122
Net exchange differences	17	(30)	7
Increase in accounts receivable	(204)	(539)	(355)
Decrease/(increase) in inventories	7	(15)	(17)
Decrease/(increase) in other operating assets	85	72	(416)
Increase/(decrease) in accounts payable	52	1,845	(783)
Increase in other operating liabilities	846	193	538
Cash generated from operations	7,455	10,717	10,812

(b)
Reconciliation of changes in liabilities from financing activities

The reconciliation of changes in liabilities from financing activities are mainly related to lease liabilities and notes payable which have been disclosed in the consolidated statements of cash flows, Note 14 and Note 25, respectively.